SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of supplementary financial statement information [Abstract]
Schedule of Cost of Revenues
	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	in USD thousands		in USD thousands

Cost related to license revenues	330	72	1,071	106
Amortization of intangible asset in respect of license revenues	482	-	1,128	-
Cost of product sales	85	-	153	-
	897	72	2,352	106